FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest income	$ 643	$ 523	$ 728
Bank fees and other finance expenses	(23)	(15)	(23)
Gain from sales of marketable securities			383
Foreign currency translation adjustments	60	(169)	9
Loss from sales and disposals of fixed assets	(52)
Financial and other income, net	$ 628	$ 339	$ 1,097